Trade payables, OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS

		At	At
	Note	31 March 2025	31 March 2024
		USD	USD
Trade payables		200,660	788,798
Other payables		11,852	11,057
Accruals	(a)	695,022	585,813
		907,534	1,385,668

(a)	Accruals include audit fees, professional fees, holiday pay accruals for employees, and others associated with the on-going running of the Group. Increase from 31 March 2024 is mainly due to additional accrued audit fees.